Income Taxes (Details) - Schedule of Provisions for Income Taxes - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Provision for Income Taxes
Current Tax Provision Hong Kong	$ 125,802	$ 226,148	$ 209,826
Current Tax Provision PRC		694,661	598,127
Over Provision of PRC Income Tax in prior year	(217,999)
Deferred Tax Provision PRC	14,895	(23,652)	(7,869)
Total Provision for Income Taxes	$ (77,302)	$ 897,157	$ 800,084